GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, beginning of the year	$ 38,107	$ 31,388
Additions in respect of acquisitions	0	6,070
Foreign currency translation adjustments	2,903	649
Goodwill, end of year	$ 41,010	$ 38,107